                           THE RIVERFRONT FUNDS, INC.

           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND
                        THE RIVERFRONT INCOME EQUITY FUND
                     THE RIVERFRONT STOCK APPRECIATION FUND
                    THE RIVERFRONT LARGE COMPANY SELECT FUND
                          THE RIVERFRONT BALANCED FUND

                         Supplement dated July 20, 1998,
                       to Prospectus dated April 30, 1998


         Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

         The Company has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of May 29, 1998 (the "Plan"), with The Riverfront Funds, an Ohio business trust (the "Trust"), whereby each Fund of the Company will become a separate series of an Ohio business trust rather than a separate series of a Maryland corporation (the "Conversion").

         The Conversion is subject to certain regulatory approvals and to approval by the shareholders of the Funds at a special Shareholders Meeting currently expected to be held in August, 1998. If the shareholders approve the Conversion, it is expected that the Conversion would be effected on or about October 30, 1998.

         The first paragraph under the heading "Waiver of Sales Charges" on page 44 of the Prospectus is deleted and replaced with the following:

                  Investor A shares may also be sold, to the extent permitted by applicable law, at net asset value without the imposition of an initial sales charge to: (1) personal trust, employee benefit, agency and custodial (other than IRA) clients of Provident; (2) employees, officers and directors of Provident and the Distributor and the immediate families of each; (3) broker-dealers purchasing shares for their own accounts; (4) all affiliates of Provident, including American Financial Group, Inc., and any officers, directors or employees thereof and their immediate families; (5) corporations; (6) employees, and their immediate families, of any broker-dealer with which the Distributor enters into a dealer agreement to sell Investor A shares of the Company; (7) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc., or any of its affiliates, including the Distributor; (8) persons investing directly through the Distributor pursuant to a Systematic Investment Plan; and (9) persons investing directly through a discount brokerage firm which has entered into a dealer agreement with the Distributor. For purposes of this paragraph, "immediate family" means any child, stepchild, grandchild, parent,stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law or sister-in-law, and includes adoptive relationships.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

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                           THE RIVERFRONT FUNDS, INC.
           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND
                        THE RIVERFRONT INCOME EQUITY FUND
                     THE RIVERFRONT STOCK APPRECIATION FUND
                    THE RIVERFRONT LARGE COMPANY SELECT FUND
                          THE RIVERFRONT BALANCED FUND

                        Supplement dated July 20, 1998,
          to Statement of Additional Information dated April 30, 1998

         Capitalized terms used in this Supplement have the meaning assigned to them in the Statement of Additional Information.

         The Company has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of May 29, 1998 (the "Plan"), with The Riverfront Funds, an Ohio business trust (the "Trust"), whereby each Fund of the Company will become a separate series of an Ohio business trust rather than a separate series of a Maryland corporation (the "Conversion").

         The Conversion is subject to certain regulatory approvals and to approval by the shareholders of the Funds at a special Shareholders Meeting currently expected to be held in August, 1998. If the shareholders approve the Conversion, it is expected that the Conversion would be effected on or about October 30, 1998.

         The information regarding the Directors of the Company on pages B-23 and B-24 of the Statement of Additional Information is deleted and is replaced with the following:

                  J. VIRGIL EARLY, Age 60, Director; Principal in J. Virgil Early & Associates (business consulting); Vice President of Synovus Trust Company since September, 1997; former Chief Financial Officer of Integrated Motor Tech (manufacturing) from February, 1996 to November, 1996; former Executive Vice President of Huntington Bankshares, Inc. Mr. Early's business address is J. Virgil Early & Associates, 11 Bliss Lane, Jekyll Island, Georgia 31527.

                  *WALTER B. GRIMM, Age 52, Director and President; employee of BISYS Fund Services Limited Partnership since June, 1992.

                  WILLIAM M. HIGGINS, Age 54, Director; Senior Vice President and Director of Sena Weller Rohs Williams Inc. (investment advisory services); Mr. Higgins' business address is Sena Weller Rohs Williams, Inc., 300 Main Street, 3rd Fl., Cincinnati, OH 45202.

                  *HARVEY M. SALKIN, PH.D., Age 52, Director; Professor, Case Western Reserve University and President of Marshall Plan Advisers, Inc. (investment advisory services); former President and major shareholder of Mathematical Investing Systems, Inc. Dr. Salkin's business address is Case Western Reserve University, Department of Operations Research, 10900 Euclid Avenue, Cleveland, Ohio 44106-7235.

                  DONALD C. SIEKMANN, Age 59, Director; retired; former partner of Arthur Andersen (independent public accountants). Mr. Siekmann's business address is 425 Walnut Street, Cincinnati, Ohio 45243.

                  *WILLIAM N. STRATMAN, Age 55, Director; co-owner of Mariners Inn Banquet Halls since 1995; former owner of Bohlender Engraving Company. Mr. Stratman's business address is 7949 Graves Road, Cincinnati, Ohio 45243.

         The information on page B-24 of the Statement of Additional Information regarding the Treasurer of the Company is deleted and is replaced with the following:

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                  GARY R. TENKMAN, Age 27, Treasurer; employee of BISYS Fund
         Services Limited Partnership since March, 1998; prior to March, 1998, Audit Manager for Ernst & Young LLP (independent public accountants).

         The average annual total return information for the Investor B Shares of the Income, Income Equity, Balanced and Stock Appreciation Funds on page B-43 of the Statement of Additional Information is deleted and is replaced with the following:

                               Investor B Shares
                   (with Contingent Deferred Sales Load) (3)
                   -----------------------------------------

                         One Year   Five Years  Ten Years    Inception
                          Ended       Ended       Ended         to
    Fund                 12/31/97    12/31/97    12/31/97    12/31/97(4)
    ----                 --------    --------    --------    -----------


Income                     2.07%      4.38%        N/A          4.07%

Income Equity             23.23%     17.65%        N/A         18.78%

Stock Appreciation        13.97%     10.00%       13.84%       10.66%

Balanced                  11.82%      N/A          N/A         11.25%


                               Investor B Shares
                  (without Contingent Deferred Sales Load) (3)
                  --------------------------------------------

                         One Year   Five Years  Ten Years    Inception
                          Ended       Ended       Ended         to
    Fund                 12/31/97    12/31/97    12/31/97    12/31/97(4)
    ----                 --------    --------    --------    -----------


Income                     6.07%      4.71%        N/A          4.23%

Income Equity             27.17%     17.85%        N/A         18.87%

Stock Appreciation        17.86%     10.27%       13.84%       10.66%

Balanced                  15.82%      N/A          N/A         11.95%


----------

(3) Includes the total return for the Investor A shares for periods prior to the date Investor B shares were first offered to the public (January 16, 1995 for all Funds except the Stock Appreciation; October 1, 1995 for the Stock Appreciation Fund).

(4)       Dates of Inception - the Income Fund - 10/1/92; the Income Equity Fund
- 10/8/92; the Balanced Fund - 9/1/94; and the Stock Appreciation Fund -
7/23/87.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE


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